Condensed Interim Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Current assets [abstract]
Cash and cash equivalents	$ 22,481,709	$ 27,779,666
Amounts receivable	114,761	248,570
Prepaid expenses	941,879	1,333,875
Total current assets	23,538,349	29,362,111
Non-current
Property and equipment	1,147,392	908,650
Right of use asset	459,507	496,076
Exploration and evaluation assets	145,056,268	138,280,668
Total assets	170,201,516	169,047,505
Current
Trade payables and accrued liabilities	1,669,761	2,622,889
Current portion of lease liability	102,465	99,975
Total current liabilities	1,772,226	2,722,864
Non-current
Lease liability	409,404	454,174
Warrant liability	18,043,100	5,559,800
Deferred income tax liability	2,651,791	2,472,938
Total liabilities	22,876,521	11,209,776
Equity
Share capital	333,714,533	328,544,223
Share-based payments reserve	92,683,357	95,624,841
Warrants reserve	5,758,671	5,758,671
Accumulated other comprehensive loss	(69,908,643)	(73,991,935)
Deficit	(214,922,923)	(198,098,071)
Total equity	147,324,995	157,837,729
Total liabilities and equity	$ 170,201,516	$ 169,047,505